Related Party Transactions (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Prepayments to related parties	$ 935,160	$ 350,726
JURV [Member]
Prepayments to related parties	11,178	0
Xuete [Member]
Prepayments to related parties	136,641	125,119
Wanshangbao [Member]
Prepayments to related parties	54,664	10,900
Huoerguosi Guoranfeifan [Member]
Prepayments to related parties	39,279	45,604
Shenzhen Boruiju [Member]
Prepayments to related parties	633,842	143,325
Dongguan Artist Network [Member]
Prepayments to related parties	22,001	23,997
Hangzhou Guanding [Member]
Prepayments to related parties	12,204	0
Hangzhou Jituji [Member]
Prepayments to related parties	5,068	0
Guizhou United World [Member]
Prepayments to related parties	$ 20,283	$ 1,781